Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of each of the thirty-six funds listed in Appendix A below

In planning and performing our audits of the financial statements of the funds listed in Appendix A below (thirty-six of the funds constituting John Hancock Funds II, hereafter collectively referred to as the “Funds”) as of and for the year ended August 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of August 31,2025.

This report is intended solely for the information and use of the Board of Trustees of John Hancock Funds II and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 8, 2025

Appendix A

Fund Name:
John Hancock 2010 Lifetime Blend Portfolio
John Hancock 2015 Lifetime Blend Portfolio
John Hancock 2020 Lifetime Blend Portfolio
John Hancock 2025 Lifetime Blend Portfolio
John Hancock 2030 Lifetime Blend Portfolio
John Hancock 2035 Lifetime Blend Portfolio
John Hancock 2040 Lifetime Blend Portfolio
John Hancock 2045 Lifetime Blend Portfolio
John Hancock 2050 Lifetime Blend Portfolio
John Hancock 2055 Lifetime Blend Portfolio
John Hancock 2060 Lifetime Blend Portfolio
John Hancock 2065 Lifetime Blend Portfolio
John Hancock 2070 Lifetime Blend Portfolio
John Hancock Lifestyle Blend Aggressive Portfolio
John Hancock Lifestyle Blend Balanced Portfolio
John Hancock Lifestyle Blend Conservative Portfolio
John Hancock Lifestyle Blend Growth Portfolio
John Hancock Lifestyle Blend Moderate Portfolio
John Hancock Multimanager 2010 Lifetime Portfolio
John Hancock Multimanager 2015 Lifetime Portfolio
John Hancock Multimanager 2020 Lifetime Portfolio
John Hancock Multimanager 2025 Lifetime Portfolio
John Hancock Multimanager 2030 Lifetime Portfolio
John Hancock Multimanager 2035 Lifetime Portfolio
John Hancock Multimanager 2040 Lifetime Portfolio
John Hancock Multimanager 2045 Lifetime Portfolio
John Hancock Multimanager 2050 Lifetime Portfolio
John Hancock Multimanager 2055 Lifetime Portfolio
John Hancock Multimanager 2060 Lifetime Portfolio
John Hancock Multimanager 2065 Lifetime Portfolio
John Hancock Multimanager 2070 Lifetime Portfolio
John Hancock Multimanager Lifestyle Aggressive Portfolio
John Hancock Multimanager Lifestyle Balanced Portfolio
John Hancock Multimanager Lifestyle Conservative Portfolio
John Hancock Multimanager Lifestyle Growth Portfolio
John Hancock Multimanager Lifestyle Moderate Portfolio